Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Retained earnings	Accumulated other comprehensive income	Capital stock	Contributed surplus
Equity at beginning of period at Sep. 30, 2023	$ 8,310,294	$ 6,329,107	$ 158,975	$ 1,477,180	$ 345,032
Net earnings	1,692,715	1,692,715
Other comprehensive income	292,278		292,278
Comprehensive income	1,984,993	1,692,715	292,278
Share-based payment costs	67,840				67,840
Income tax impact associated with share-based payments	9,735				9,735
Exercise of stock options	76,535			91,800	(15,265)
Settlement of performance share units	(15,407)	823		14,078	(30,308)
Purchase for cancellation of Class A subordinate voting shares and related tax	(939,153)	(893,275)		(45,878)
Purchase of Class A subordinate voting shares held in trusts	(66,847)			(66,847)
Cash dividends declared	0
Equity at end of period at Sep. 30, 2024	9,427,990	7,129,370	451,253	1,470,333	377,034
Net earnings	1,658,285	1,658,285
Other comprehensive income	551,091		551,091
Comprehensive income	2,209,376	1,658,285	551,091
Share-based payment costs	68,636				68,636
Income tax impact associated with share-based payments	(3,712)				(3,712)
Exercise of stock options	61,989			74,319	(12,330)
Settlement of performance share units	(52,888)	(21,209)		46,050	(77,729)
Purchase for cancellation of Class A subordinate voting shares and related tax	(1,280,684)	(1,203,222)		(77,462)
Purchase of Class A subordinate voting shares held in trusts	(13,323)			(13,323)
Cash dividends declared	(135,052)	(135,052)
Equity at end of period at Sep. 30, 2025	$ 10,282,332	$ 7,428,172	$ 1,002,344	$ 1,499,917	$ 351,899